Other Real Estate Acquired in Settlement of Loans - Schedule of Activity in Valuation Allowance for Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of period	$ 2,911	$ 2,614	$ 2,956
(Release of) provision for other real estate owned	(29)	965	5
Charge-offs	(218)	(668)	(347)
Balance, end of period	$ 2,664	$ 2,911	$ 2,614